PROPERTY AND EQUIPMENT, NET (Details Narrative) - Goodvision AI Inc [Member] - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
PropertyAndEquipmentNetLineItem [Line Items]
Property, plant, and equipment, useful life	5 years		5 years
Depreciation expense	$ 699		$ 1,000